Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Plans with ABO in excess of plan assets:
PBO	¥ 47,672	¥ 62,457
ABO	47,672	62,457
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	47,672	62,457
ABO	47,672	62,457
Fair value of plan assets